DEBT - Schedule of Debt (Details) - USD ($)	Jun. 30, 2018	May 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Deferred charges	$ (4,407,000)		$ (3,935,000)
Total debt	1,383,608,000		1,288,459,000
Less: current portion	(231,462,000)		(109,671,000)
Long-term debt, including related party debt	1,152,146,000		1,178,788,000
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	33,900,000	$ 34,000,000
Long-term debt	0		24,317,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	82,500,000	$ 82,500,000.0
Long-term debt	0		35,733,000
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	284,000,000
Long-term debt	184,015,000		190,870,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	420,000,000
Long-term debt	342,113,000		352,432,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	425,000,000
Long-term debt	359,481,000		220,868,000
Term Loan Facility of $109.2 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	109,200,000
Long-term debt	98,495,000		102,765,000
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	73,400,000
Long-term debt	63,969,000		67,739,000
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	80,200,000
Long-term debt	71,242,000		74,814,000
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	120,000,000
Long-term debt	$ 102,993,000		$ 0